Consolidated statements of Operations and Comprehensive (Loss)/Income $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 TWD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 TWD ($) $ / shares shares		Dec. 31, 2022 TWD ($) $ / shares shares
Income Statement [Abstract]
Total revenues		$ 120,228	$ 3,667		$ 32,840		$ 102,438
Cost of revenue		148,706	4,535		48,049		56,525
Gross profit/(loss)		(28,478)	(868)		(15,209)		45,913
Operating expenses
Selling expenses		17,161	523		11,363		12,534
Administrative expenses		80,845	2,466		24,360		25,903
Research and development expenses		35,033	1,068		24,195		26,845
Impairment loss		15,300	467
Total operating expenses		148,339	4,524		59,918		65,282
Net operating loss		(176,817)	(5,392)		(75,127)		(19,369)
Non-operating income/(expenses)
Interest income		8,952	273		14,680		3,462
Other income		1,711	52		385		2,844
Other gains, net		16,747	511		992		37,399
Interest expenses		(3,310)	(101)		(2,940)		(2,884)
Total non-operating income		24,100	735		13,117		40,821
Profit/(loss) before income tax		(152,717)	(4,657)		(62,010)		21,452
Income tax expenses/ (benefits)		(771)	(24)		1,019		6,429
Net income/(loss)		(151,946)	(4,633)		(63,029)		15,023
Less: net income/(loss) attributable to non-controlling interests		(31,332)	(956)		(13,003)		194
Net income/(loss) attributable to ordinary shareholders		(120,614)	(3,677)		(50,026)		14,829
Other comprehensive income/(loss)
Foreign currency translation adjustment		(884)	(27)
Total comprehensive income/(loss)		(152,830)	(4,660)		(63,029)		15,023
Less: comprehensive income/(loss) attributable to non-controlling interests		(31,332)	(956)		(13,003)		194
Total comprehensive income/ (loss) attributable to ordinary shareholders		$ (121,498)	$ (3,704)		$ (50,026)		$ 14,829
Net income/(loss) per ordinary share
Basic (in New Dollars per share and Dollars per share) | (per share)		$ (3.21)	$ (0.1)	[1]	$ (1.66)	[1]	$ 0.49	[1]
Diluted (in New Dollars per share and Dollars per share) | (per share)		$ (3.21)	$ (0.1)	[1]	$ (1.66)	[1]	$ 0.49	[1]
Weighted average number of ordinary shares
Basic (in Shares)	[1]	37,595,020	37,595,020		30,160,374		30,160,374
Diluted (in Shares)	[1]	37,595,020	37,595,020		30,160,374		30,160,374

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)